CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income [abstract]
Profit for the year	$ 364,815,580	$ 342,444,627	$ 393,046,309
Profit or loss for financial instruments at fair value through Other comprehensive income (FVOCI)
(Loss) Profit for the year for financial instruments at FVOCI	(370,129,388)	714,304,550	(89,713,102)
Adjustment for reclassifications for the year	(122,608,090)	(75,817,890)	(1,845,974)
Related income tax (expense) benefit (Note 11.4.)	169,658,849	(184,930,091)	(4,839,879)
Total comprehensive income	(323,078,629)	453,556,569	(96,398,955)
Share in Other Comprehensive income (OCI) from investees at equity method
Profit for the year for the share in OCI from associates at equity-method	0	0	739,275
Total profit (loss) for the year for the share in OCI from associates at equity-method	0	0	739,275
Fair value changes for equity instruments at FVOCI
Profit (Loss) for the year for equity instruments at FVOCI	734,827	3,535,221	(16,133)
Total profit (loss) for the year for equity instruments at FVOCI	734,827	3,535,221	(16,133)
Other comprehensive income (loss), net of tax	(322,343,802)	457,091,790	(95,675,813)
Total comprehensive income for the year	42,471,778	799,536,417	297,370,496
Attributable to owners of the Bank	39,531,947	797,200,917	303,342,245
Attributable to non-controlling interests	$ 2,939,831	$ 2,335,500	$ (5,971,749)